Contingent Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Contingent Liabilities [Line Items]
Contingent liabilities	kr 3,559	kr 3,037
Sweden [member]
Disclosure of Contingent Liabilities [Line Items]
Contingent liabilities	kr 600	kr 600